Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following tables provide the financial assets and financial liabilities carried at fair value measured on a recurring basis:

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$70,000	$—	$—	$70,000
Total assets	$70,000	$—	$—	$70,000
Liabilities:
Acquisition contingent consideration (2)	$—	$—	$6,599	$6,599
Deferred compensation plan (4)	2,544	—	—	2,544
Total liabilities	$2,544	$—	$6,599	$9,143

September 30, 2020	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (1)	$30,794	$—	$—	$30,794
Total assets	$30,794	$—	$—	$30,794
Liabilities:
Acquisition contingent consideration (2)	$—	$—	$5,143	$5,143
Interest rate swap (3)	—	3,365	—	3,365
Deferred compensation plan (4)	2,300	—	—	2,300
Cash-settled equity awards (5)	743	—	—	743
Total liabilities	$3,043	$3,365	$5,143	$11,551
(1)	Included in Cash and cash equivalents in the accompanying consolidated balance sheets.
(2)

Included in Other liabilities, except for current liabilities of $5,100 and $3,583 as of December 31, 2019 and September 30, 2020, respectively, which are included in Accruals and other current liabilities in the accompanying consolidated balance sheets. Acquisition contingent consideration liability is measured at fair value and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant.

(3)	Included in Other liabilities in the accompanying consolidated balance sheet.
(4)

Included in Other liabilities, except for current liabilities of $153 and $149 as of December 31, 2019 and September 30, 2020, respectively, which are included in Accruals and other current liabilities in the accompanying consolidated balance sheets.

(5)	Included in Accruals and other current liabilities in the accompanying consolidated balance sheet.

The following tables provide the financial assets and financial liabilities carried at fair value measured on a recurring basis:

December 31, 2018	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(1)	$30,197	$—	$—	$30,197
Call options(2)	—	158	—	158
Total assets	$30,197	$158	$—	$30,355
Liabilities:
Acquisition contingent consideration(3)	$—	$—	$4,316	$4,316
Deferred compensation plan(4)	2,275	—	—	2,275
Total liabilities	$2,275	$—	$4,316	$6,591

December 31, 2019	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(1)	$70,000	$—	$—	$70,000
Total assets	$70,000	$—	$—	$70,000
Liabilities:
Acquisition contingent consideration(3)	$—	$—	$6,599	$6,599
Deferred compensation plan(4)	2,544	—	—	2,544
Total liabilities	$2,544	$—	$6,599	$9,143
(1)	Included in Cash and cash equivalents in the accompanying consolidated balance sheets.
(2)	Included in Other assets in the accompanying consolidated balance sheets.
(3)

Included in Accruals and other current liabilities and Other liabilities in the accompanying consolidated balance sheets. Acquisition contingent consideration liability is measured at fair value and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant.

(4)

Included in Other liabilities, except for current liabilities of $115 and $153 as of December 31, 2018 and 2019, respectively, which is included in Accruals and other current liabilities in the accompanying consolidated balance sheets.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table is a reconciliation of the changes in fair value of the Company’s financial liabilities which have been classified as Level 3 in the fair value hierarchy for and the year ended December 31, 2019 and the nine months ended September 30, 2020.

	Year Ended	Nine Months Ended
	December 31, 2019	September 30, 2020
Balance, beginning of year	$4,316	$6,599
Payments	(2,513)	(2,034)
Addition	4,498	1,902
Reclassification	180	—
Change in fair value	62	(1,340)
Foreign currency translation adjustments	16	16
Balance, end of period	$6,599	$5,143

The following table is a reconciliation of the changes in fair value of the Company’s financial liabilities which have been classified as Level 3 in the fair value hierarchy for the years ended December 31, 2018 and 2019.

	Year Ended December 31,
	2018	2019
Balance, beginning of year	$241	$4,316
Payments	(9)	(2,513)
Addition	13,206	4,498
Reclassification(1)	(8,516)	180
Change in fair value	167	62
Foreign currency translation adjustments	(773)	56
Balance, end of year	$4,316	$6,599

(1)

One of the 2018 acquisitions requires the Company to pay former shareholders a revenue based earn‑out contingent on meeting certain 2018 revenue targets. As of December 31, 2018, such revenue targets were met and as a consequence $8,516 was reclassified to non‑contingent consideration from acquisitions within Accruals and other current liabilities.